Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000130213 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Aware Real Return Fund
Class Name	Class R6 Shares
Trading Symbol	TXRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Aware Real Return Fund Class R6 Shares	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 638,969,000
Holdings Count | Holding	401
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$638,969
Total number of portfolio holdings	401
Portfolio turnover rate	16%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000007161 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Aware Real Return Fund
Class Name	Class I Shares
Trading Symbol	TXRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Aware Real Return Fund Class I Shares	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[2]
Net Assets	$ 638,969,000
Holdings Count | Holding	401
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$638,969
Total number of portfolio holdings	401
Portfolio turnover rate	16%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000007163 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Aware Real Return Fund
Class Name	Class C Shares
Trading Symbol	TXRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Aware Real Return Fund Class C Shares	$59	1.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[3]
Net Assets	$ 638,969,000
Holdings Count | Holding	401
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$638,969
Total number of portfolio holdings	401
Portfolio turnover rate	16%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000007162 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Aware Real Return Fund
Class Name	Class A Shares
Trading Symbol	TXRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Aware Real Return Fund Class A Shares	$35	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[4]
Net Assets	$ 638,969,000
Holdings Count | Holding	401
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$638,969
Total number of portfolio holdings	401
Portfolio turnover rate	16%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000007189 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Research Market Neutral Fund
Class Name	Class A Shares
Trading Symbol	JMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
JPMorgan Research Market Neutral Fund (Class A Shares)	$132	2.67%
*	This charge is annualized.
**	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.67%	[5],[6]
Net Assets	$ 329,355,000
Holdings Count | Holding	315
Investment Company Portfolio Turnover	125.00%	[7]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$329,355
Total number of portfolio holdings	315
Portfolio turnover rate	125	%*
*	Not annualized.

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000081099 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Research Market Neutral Fund
Class Name	Class C Shares
Trading Symbol	JMNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
JPMorgan Research Market Neutral Fund (Class C Shares)	$157	3.19%
*	This charge is annualized.
**	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	3.19%	[8],[9]
Net Assets	$ 329,355,000
Holdings Count | Holding	315
Investment Company Portfolio Turnover	125.00%	[10]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$329,355
Total number of portfolio holdings	315
Portfolio turnover rate	125	%*
*	Not annualized.

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000081100 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Research Market Neutral Fund
Class Name	Class I Shares
Trading Symbol	JMNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
JPMorgan Research Market Neutral Fund (Class I Shares)	$119	2.43%
*	This charge is annualized.
**	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.43%	[11],[12]
Net Assets	$ 329,355,000
Holdings Count | Holding	315
Investment Company Portfolio Turnover	125.00%	[13]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$329,355
Total number of portfolio holdings	315
Portfolio turnover rate	125	%*
*	Not annualized.

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000134566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JEMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R6 Shares)	$41	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.74%	[14]
Net Assets	$ 10,899,091,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000173218 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JEMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R5 Shares)	$46	0.84%
*	This charge is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[15]
Net Assets	$ 10,899,091,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000190875 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R4 Shares
Trading Symbol	JHUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R4 Shares)	$54	0.99%
*	This charge is annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[16]
Net Assets	$ 10,899,091,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000190874 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R3 Shares
Trading Symbol	JHURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R3 Shares)	$68	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%	[17]
Net Assets	$ 10,899,091,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000190873 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JHUJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class R2 Shares)	$82	1.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.49%	[18]
Net Assets	$ 10,899,091,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007192 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class L Shares
Trading Symbol	JMIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class L Shares)	$46	0.84%
*	This charge is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[19]
Net Assets	$ 10,899,091,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007191 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class I Shares
Trading Symbol	JEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class I Shares)	$52	0.94%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.94%	[20]
Net Assets	$ 10,899,091,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000017326 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class C Shares
Trading Symbol	JEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class C Shares)	$92	1.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.69%	[21]
Net Assets	$ 10,899,091,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007193 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class A Shares
Trading Symbol	JFAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Equity Fund (Class A Shares)	$65	1.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.19%	[22]
Net Assets	$ 10,899,091,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,899,091
Total number of portfolio holdings	84
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007217 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class A Shares
Trading Symbol	JSEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class A Shares)	$49	0.95%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[23]
Net Assets	$ 5,271,585,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,271,585
Total number of portfolio holdings	83
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007219 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class C Shares
Trading Symbol	JIECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class C Shares)	$74	1.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%	[24]
Net Assets	$ 5,271,585,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,271,585
Total number of portfolio holdings	83
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007216 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class I Shares
Trading Symbol	VSIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class I Shares)	$36	0.70%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[25]
Net Assets	$ 5,271,585,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,271,585
Total number of portfolio holdings	83
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000070619 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JIEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class R2 Shares)	$64	1.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[26]
Net Assets	$ 5,271,585,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,271,585
Total number of portfolio holdings	83
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033527 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class R5 Shares)	$31	0.60%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[27]
Net Assets	$ 5,271,585,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,271,585
Total number of portfolio holdings	83
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000093772 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JNEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Equity Fund (Class R6 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[28]
Net Assets	$ 5,271,585,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,271,585
Total number of portfolio holdings	83
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000093774 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class R6 Shares
Trading Symbol	JNVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class R6 Shares)	$32	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[29]
Net Assets	$ 3,507,371,000
Holdings Count | Holding	272
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000173219 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class R5 Shares
Trading Symbol	JPVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class R5 Shares)	$37	0.68%
*	This charge is annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%	[30]
Net Assets	$ 3,507,371,000
Holdings Count | Holding	272
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000070620 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class R2 Shares
Trading Symbol	JPVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class R2 Shares)	$73	1.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.35%	[31]
Net Assets	$ 3,507,371,000
Holdings Count | Holding	272
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007228 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class L Shares
Trading Symbol	JNUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class L Shares)	$38	0.70%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[32]
Net Assets	$ 3,507,371,000
Holdings Count | Holding	272
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007227 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class I Shares
Trading Symbol	JIESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class I Shares)	$43	0.79%
*	This charge is annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%	[33]
Net Assets	$ 3,507,371,000
Holdings Count | Holding	272
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000034831 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class C Shares
Trading Symbol	JIUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class C Shares)	$83	1.53%
*	This charge is annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.53%	[34]
Net Assets	$ 3,507,371,000
Holdings Count | Holding	272
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007229 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class A Shares
Trading Symbol	JFEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Developed International Value Fund (Class A Shares)	$57	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%	[35]
Net Assets	$ 3,507,371,000
Holdings Count | Holding	272
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,507,371
Total number of portfolio holdings	272
Portfolio turnover rate	23%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007295 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class A Shares
Trading Symbol	VEUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class A Shares)	$52	0.99%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[36]
Net Assets	$ 707,946,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$707,946
Total number of portfolio holdings	69
Portfolio turnover rate	49%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007297 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class C Shares
Trading Symbol	VEUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class C Shares)	$73	1.40%
*	This charge is annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%	[37]
Net Assets	$ 707,946,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$707,946
Total number of portfolio holdings	69
Portfolio turnover rate	49%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007293 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class I Shares
Trading Symbol	JFESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class I Shares)	$38	0.73%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[38]
Net Assets	$ 707,946,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$707,946
Total number of portfolio holdings	69
Portfolio turnover rate	49%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007294 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class L Shares
Trading Symbol	JFEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class L Shares)	$35	0.66%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[39]
Net Assets	$ 707,946,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$707,946
Total number of portfolio holdings	69
Portfolio turnover rate	49%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000205200 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class R6 Shares
Trading Symbol	VEUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Europe Dynamic Fund (Class R6 Shares)	$29	0.56%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[40]
Net Assets	$ 707,946,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$707,946
Total number of portfolio holdings	69
Portfolio turnover rate	49%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000195048 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Builder Fund
Class Name	Class R6 Shares
Trading Symbol	JNBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Builder Fund (Class R6 Shares)	$25	0.48%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[41]
Net Assets	$ 8,737,025,000
Holdings Count | Holding	2,788
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,737,025
Total number of portfolio holdings	2,788
Portfolio turnover rate	56%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000042873 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Builder Fund
Class Name	Class I Shares
Trading Symbol	JNBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Builder Fund (Class I Shares)	$29	0.56%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[42]
Net Assets	$ 8,737,025,000
Holdings Count | Holding	2,788
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,737,025
Total number of portfolio holdings	2,788
Portfolio turnover rate	56%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000042872 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Builder Fund
Class Name	Class C Shares
Trading Symbol	JNBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Builder Fund (Class C Shares)	$62	1.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[43]
Net Assets	$ 8,737,025,000
Holdings Count | Holding	2,788
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,737,025
Total number of portfolio holdings	2,788
Portfolio turnover rate	56%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000042871 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Builder Fund
Class Name	Class A Shares
Trading Symbol	JNBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Builder Fund (Class A Shares)	$36	0.71%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[44]
Net Assets	$ 8,737,025,000
Holdings Count | Holding	2,788
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,737,025
Total number of portfolio holdings	2,788
Portfolio turnover rate	56%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000097802 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class A Shares
Trading Symbol	GAOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class A Shares)	$50	0.99%
*	This charge is annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[45]
Net Assets	$ 2,721,518,000
Holdings Count | Holding	1,964
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000097803 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class C Shares
Trading Symbol	GAOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class C Shares)	$75	1.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%	[46]
Net Assets	$ 2,721,518,000
Holdings Count | Holding	1,964
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000097804 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class I Shares
Trading Symbol	GAOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class I Shares)	$37	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[47]
Net Assets	$ 2,721,518,000
Holdings Count | Holding	1,964
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000097805 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R2 Shares
Trading Symbol	GAONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R2 Shares)	$68	1.36%
*	This charge is annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%	[48]
Net Assets	$ 2,721,518,000
Holdings Count | Holding	1,964
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000205205 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R3 Shares
Trading Symbol	GAOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R3 Shares)	$56	1.11%
*	This charge is annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[49]
Net Assets	$ 2,721,518,000
Holdings Count | Holding	1,964
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000205204 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R4 Shares
Trading Symbol	GAOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R4 Shares)	$43	0.86%
*	This charge is annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[50]
Net Assets	$ 2,721,518,000
Holdings Count | Holding	1,964
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000205203 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R5 Shares
Trading Symbol	GAORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R5 Shares)	$35	0.70%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[51]
Net Assets	$ 2,721,518,000
Holdings Count | Holding	1,964
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000195049 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R6 Shares
Trading Symbol	GAOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Allocation Fund (Class R6 Shares)	$31	0.61%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[52]
Net Assets	$ 2,721,518,000
Holdings Count | Holding	1,964
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,721,518
Total number of portfolio holdings	1,964
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000106404 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class R6 Shares
Trading Symbol	IUENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class R6 Shares)	$29	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[53]
Net Assets	$ 1,596,039,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,596,039
Total number of portfolio holdings	59
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106403 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class R5 Shares
Trading Symbol	IUEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class R5 Shares)	$34	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[54]
Net Assets	$ 1,596,039,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,596,039
Total number of portfolio holdings	59
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106402 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class R2 Shares
Trading Symbol	IUERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class R2 Shares)	$67	1.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%	[55]
Net Assets	$ 1,596,039,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,596,039
Total number of portfolio holdings	59
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106401 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class I Shares
Trading Symbol	IUESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class I Shares)	$39	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[56]
Net Assets	$ 1,596,039,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,596,039
Total number of portfolio holdings	59
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106400 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class C Shares
Trading Symbol	IUCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class C Shares)	$78	1.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%	[57]
Net Assets	$ 1,596,039,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,596,039
Total number of portfolio holdings	59
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106399 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class A Shares
Trading Symbol	IUAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Focus Fund (Class A Shares)	$52	1.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[58]
Net Assets	$ 1,596,039,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,596,039
Total number of portfolio holdings	59
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)

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